                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-02871

                    LORD ABBETT DEVELOPING GROWTH FUND, INC.
                    ----------------------------------------
               (Exact name of registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 1/31/04
                          -------

ITEM 1: Report to Shareholders.

[LORD ABBETT LOGO]

2004
 SEMI-
ANNUAL
  REPORT
LORD ABBETT
DEVELOPING GROWTH FUND


FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2004

--------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2004

DEAR SHAREHOLDER: We are pleased to provide you with this overview of the Lord Abbett Developing Growth Fund's (the Fund) strategies and performance for the six-month period ended January 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

                                        BEST REGARDS,

                                        /s/ ROBERT S. DOW

                                        ROBERT S. DOW
                                        CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?
A: The U.S. economy continued to show signs of improvement during the third quarter of 2003, as domestic growth prospects and corporate profits improved. Further evidence of an economic recovery sparked the equity markets, adding to the market gains experienced in the second quarter. And while major indices advanced in the first part of the period, concerns over the viability of future growth grew as the summer ended.

   As the economy entered the final months of 2003, gross domestic product (GDP) numbers showed that the U.S. economy expanded by an impressive 8.2% annualized rate in the third quarter--well ahead of expectations and up from 3.3% annualized growth in the second quarter. In addition, productivity data, an important gauge for inflation, has remained strong and can be an important signal that interest rates may remain low in the near term. October's employment report showed an increase of 126,000 jobs, ahead of estimates, but more recent employment data has raised lingering questions about a possible jobless recovery. And while the unemployment rate dropped to 5.6% in January, further data has shown lower-than-expected job creation in December and January, disappointing some. Historically, however, it is not uncommon for employment statistics to improve more slowly than other economic indicators.

   GDP grew at a 4% annual pace in the fourth quarter, and although this was slightly below expectations, the data continued to reinforce the view of an improving economy. Furthermore, in the face of a continued rising equity market, debates over the direction of interest rates intensified towards the end of the period, as the Federal Reserve slightly changed its stance that interest rates will remain low at 1% for a "considerable" amount of time.

--------------------------------------------------------------------------------
Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JANUARY 31, 2004?
A: For the six-month period ended January 31, 2004, the Fund returned 14.6%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, underperforming the Russell 2000(R)Growth Index(1) which returned 21.8% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are: 1 year: 40.38%, 5 year: -0.73%, and 10 year: 9.89%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?
A: Stock selection within the consumer discretionary sector was the largest detractor from the Fund's performance during the period. Specifically, certain holdings within the internet search category fell, as key strategic partners decided to drop their services, causing investors to question the levels of future revenues. Stock selection within the materials and processing sector also detracted from the Fund's performance, as certain Fund holdings in the chemical manufacturing category declined from lower gross profit margins and heightened competition. In addition, stock selection in the auto and transportation sector lowered the Fund's relative return.

The Fund's decision to underweight the financial services sector added to relative performance during the period, as the sector's total return lagged the overall index. Stock selection within the energy sector also was a positive contributor to the Fund's performance. Strong revenue and net income increases from increased production and higher oil and gas prices in certain energy holdings benefited the Fund.

The Fund is actively managed and, as a result, asset allocations may change. Sectors may include many industries.

(1) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

--------------------------------------------------------------------------------
IMPORTANT PERFORMANCE AND OTHER INFORMATION The views of the Fund's management and the portfolio holdings described in this report are as of January 31, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PERFORMANCE DATA QUOTED IS HISTORICAL. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END (AVAILABLE WITHIN SEVEN BUSINESS DAYS OF THE MOST RECENT MONTH END) BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2004

                                                                                           VALUE
INVESTMENTS                                                             SHARES             (000)
------------------------------------------------------------------------------------------------
COMMON STOCKS 96.22%

AIR TRANSPORTATION 1.37%
EGL, Inc.*^                                                            431,500   $         6,926
Skywest, Inc.^                                                         511,300             9,878
                                                                                 ---------------
TOTAL                                                                                     16,804
                                                                                 ---------------

BANKS: OUTSIDE NEW YORK CITY 2.72%
Greater Bay Bancorp^                                                   244,000             6,642
Nara Bancorp, Inc.^                                                    153,970             4,530
Silicon Valley
Bancshares*^                                                           186,000             6,432
Southwest Bancorp of
Texas, Inc.^                                                           159,200             5,981
Texas Regional
Bancshares, Inc.                                                       252,849             9,719
                                                                                 ---------------
TOTAL                                                                                     33,304
                                                                                 ---------------

BIOTECHNOLOGY RESEARCH &
PRODUCTION 1.90%
Cell Therapeutics, Inc.*                                               808,750             7,853
Corixa Corp.*                                                        1,103,680             6,523
Integra Lifesciences
Holdings Corp*^                                                        273,470             8,896
                                                                                 ---------------
TOTAL                                                                                     23,272
                                                                                 ---------------

CASINOS & Gambling 0.70%
Shuffle Master, Inc.*^                                                 250,730             8,530
                                                                                 ---------------

CHEMICALS 2.47%
Aceto Corp.^                                                           312,840             5,009
Cabot
Microelectronics Corp.*^                                               265,930            12,073
Ultralife Batteries, Inc.*^                                            188,690             3,285
Wilson Greatbatch
Technologies*^                                                         243,800             9,849
                                                                                 ---------------
TOTAL                                                                                     30,216
                                                                                 ---------------

COMMUNICATIONS TECHNOLOGY 3.14%
KVH Industries, Inc.*^                                                 213,720             4,187
Packeteer, Inc.*^                                                      458,400             7,628
Remec, Inc.*^                                                          576,630             5,772
Seachange Int'l., Inc.*^                                               414,210   $         8,367
Tibco Software, Inc.*^                                               1,583,350            12,445
                                                                                 ---------------
TOTAL                                                                                     38,399
                                                                                 ---------------

COMPUTER SERVICES SOFTWARE &
SYSTEMS 12.29%
@ Road, Inc.*^                                                         438,880             5,894
Altiris, Inc.*^                                                        131,760             4,763
Ascential
Software Corp.*                                                        244,560             5,918
Chordiant
Software Inc.*^                                                      1,134,040             6,385
Digital River, Inc.*^                                                  402,200             9,524
Digitas, Inc.*^                                                        759,380             8,581
eCollege.com, Inc.*^                                                   256,896             4,812
Embarcadero
Technologies, Inc.*                                                    415,660             5,923
Forrester
Research, Inc.*^                                                       306,610             5,041
Informatica Corp.*^                                                    921,590             9,115
Macromedia, Inc.*^                                                     423,500             7,644
Macrovision Corp.*^                                                    494,100            11,957
Magma Design
Automation, Inc.*^                                                     266,700             7,641
Manhattan
Associates, Inc.*^                                                     260,190             7,311
MicroStrategy, Inc.*^                                                  128,300             8,005
Quest Software, Inc.*^                                                 592,530             9,966
Retek, Inc.*^                                                          855,610             8,222
Sapient Corp.*^                                                      1,157,850             7,109
SRA Int'l., Inc.*^                                                     235,180             8,791
Zoran Corp.*^                                                          406,500             7,797
                                                                                 ---------------
TOTAL                                                                                    150,399
                                                                                 ---------------

COMPUTER TECHNOLOGY 4.20%
Advanced Digital
Information Corp.*^                                                    899,940            16,055
Corvis Corp.*^                                                       2,753,300             6,635
Hutchinson Tech, Inc.*^                                                230,300             6,801
Lexar Media, Inc.*^                                                    634,400             9,262
Sierra Wireless, Inc.*^(a)                                             466,320            12,654
                                                                                 ---------------
TOTAL                                                                                     51,407
                                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2004

                                                                                           VALUE
INVESTMENTS                                                             SHARES             (000)
------------------------------------------------------------------------------------------------
CONSTRUCTION 0.64%
Granite Construction, Inc.                                             370,430   $         7,898
                                                                                 ---------------

CONSUMER ELECTRONICS 4.29%
Findwhat.com*^                                                         250,600             4,774
Netflix, Inc.*^                                                        187,620            13,777
NIC, Inc.*^                                                            757,650             5,985
Sohu.com, Inc.*^(a)                                                    264,500             9,641
Take-Two Interactive
Software, Inc.*^                                                       233,900             6,783
United Online, Inc.*                                                   620,055            11,545
                                                                                 ---------------
TOTAL                                                                                     52,505
                                                                                 ---------------

DIVERSIFIED MANUFACTURING 1.14%
Armor Holdings, Inc.*^                                                 242,190             6,617
CLARCOR, Inc.                                                          169,380             7,343
                                                                                 ---------------
TOTAL                                                                                     13,960
                                                                                 ---------------

DRUGS & PHARMACEUTICALS 8.68%
Bradley
Pharmaceuticals, Inc.*                                                 329,900             7,179
ILEX Oncology, Inc.*^                                                  450,188            10,467
Kos
Pharmaceuticals, Inc.*^                                                203,400            10,375
KV Pharm Co. Class A*^                                                 355,934             8,959
Ligand Pharm, Inc.*^                                                   516,900             7,500
Medicines Co.*^                                                        217,800             6,617
Medicis Pharm Corp.^                                                   219,000             7,963
Noven Pharm, Inc.*^                                                    590,440            11,998
Parexel Int'l. Corp.*^                                                 434,830             7,501
Priority
Healthcare Corp.*^                                                     435,200            11,267
QLT, Inc.*^(a)                                                         465,800            10,802
SFBC Int'l, Inc.*                                                      182,800             5,610
                                                                                 ---------------
TOTAL                                                                                    106,238
                                                                                 ---------------

EDUCATION SERVICES 0.74%
Bright Horizons Family
Solutions, Inc.*^                                                      138,450             6,113
Universal Technical
Institute, Inc.*                                                        91,010             2,921
                                                                                 ---------------
TOTAL                                                                                      9,034
                                                                                 ---------------

ELECTRICAL & ELECTRONICS 0.62%
Power Integrations, Inc.*^                                             255,600   $         7,563
                                                                                 ---------------

ELECTRICAL EQUIPMENT &
COMPONENTS 0.45%
MKS Instruments, Inc.*^                                                232,790             5,503
                                                                                 ---------------

ELECTRONICS 1.67%
Avid Technology, Inc.*^                                                121,300             5,744
II-VI, Inc.*^                                                          215,630             5,095
Taser Int'l., Inc.*^                                                    20,100             2,691
Xicor, Inc.*                                                           485,833             6,889
                                                                                 ---------------
TOTAL                                                                                     20,419
                                                                                 ---------------

ELECTRONICS: MEDICAL SYSTEMS 1.05%
Affymetrix, Inc.*^                                                     410,900            12,882
                                                                                 ---------------

ELECTRONICS: SEMI-CONDUCTORS /
COMPONENTS 3.20%
Cree, Inc.*^                                                           525,400            13,172
Microsemi Corp.*^                                                      312,600             9,519
O2Micro Int'l.,  Ltd.*(a)                                              366,930             7,368
Plexus Corp.*^                                                         416,400             9,132
                                                                                 ---------------
TOTAL                                                                                     39,191
                                                                                 ---------------

ELECTRONICS: TECHNOLOGY 1.12%
Sypris Solutions, Inc.                                                 234,580             4,617
Trimble Navigation Ltd.*^                                              245,200             9,109
                                                                                 ---------------
TOTAL                                                                                     13,726
                                                                                 ---------------

ENERGY MISCELLANEOUS 0.33%
Penn Virginia Corp.                                                     73,600             4,063
                                                                                 ---------------

ENTERTAINMENT 0.48%
Digital Theater
Systems, Inc.*^                                                        230,120             5,831
                                                                                 ---------------

FINANCIAL DATA PROCESSING SERVICES &
SYSTEMS 2.12%
Digital Insight Corp.*^                                                384,110             8,708
Kronos, Inc.*^                                                         442,565            17,198
                                                                                 ---------------
TOTAL                                                                                     25,906
                                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2004

                                                                                           VALUE
INVESTMENTS                                                             SHARES             (000)
------------------------------------------------------------------------------------------------
FINANCIAL INFORMATION SERVICES 0.50%
S1 Corp.*^                                                             709,336   $         6,100
                                                                                 ---------------

GOLD 0.47%
Coeur D'Alene
Mines Corp.*^                                                        1,065,200             5,805
                                                                                 ---------------

HEALTH & Personal Care 1.82%
Healthcare Service
Group, Inc.^                                                           322,879             6,441
Odyssey
Healthcare, Inc.*^                                                     304,600             9,004
Vistacare, Inc.*^                                                      214,470             6,820
                                                                                 ---------------
TOTAL                                                                                     22,265
                                                                                 ---------------

HEALTHCARE FACILITIES 0.55%
Pharm Product
Development, Inc.*^                                                    228,480             6,740
                                                                                 ---------------

HEALTHCARE MANAGEMENT SERVICES 2.07%
Amerigroup Corp.*^                                                     257,650            10,512
Centene Corp.*                                                         276,370             8,791
Molina Healthcare, Inc.*^                                              233,100             6,002
                                                                                 ---------------
TOTAL                                                                                     25,305
                                                                                 ---------------

INVESTMENT MANAGEMENT
COMPANIES 0.54%
National Financial
Partners                                                               198,450             6,587
                                                                                 ---------------

JEWELRY WATCHES & GEMSTONES 0.93%
Fossil, Inc.*^                                                         392,780            11,395
                                                                                 ---------------

MACHINERY: OIL WELL EQUIPMENT &
SERVICES 1.22%
Cal Dive Int'l., Inc.*^                                                363,400             8,351
Carbo Ceramics, Inc.^                                                  122,710             6,620
                                                                                 ---------------
TOTAL                                                                                     14,971
                                                                                 ---------------

MACHINERY: SPECIALTY 1.41%
Applied Films Corp.*^                                                  249,240   $         8,474
Engineered Support
Systems                                                                175,650             8,763
                                                                                 ---------------
TOTAL                                                                                     17,237
                                                                                 ---------------

MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 5.56%
Bio-Rad
Laboratories, Inc.*                                                    165,850             8,964
Diagnostic
Products Corp.^                                                        123,160             5,967
Molecular
Devices Corp.*^                                                        379,203             7,910
Techne Corp.*^                                                         251,170             9,791
The Cooper Cos., Inc.^                                                 173,300             8,388
Thoratec Corp.*^                                                       553,400             8,522
Varian, Inc.*                                                          188,880             7,555
Wright Medical
Group, Inc.*                                                           336,330            10,968
                                                                                 ---------------
TOTAL                                                                                     68,065
                                                                                 ---------------

OIL: CRUDE PRODUCERS 2.23%
Evergreen
Resources, Inc.*^                                                      283,120             9,156
Patina Oil & Gas Corp.                                                 187,343             8,215
Unit Corp.*                                                            397,250             9,864
                                                                                 ---------------
TOTAL                                                                                     27,235
                                                                                 ---------------

POLLUTION CONTROL AND
ENVIRONMENTAL SERVICES 0.44%
Bennett
Environment, Inc.*^(a)                                                 270,100             5,432
                                                                                 ---------------

PRODUCTION TECHNOLOGY
EQUIPMENT 1.80%
Cymer, Inc.*^                                                          126,600             5,572
Mykrolis Corp.*                                                        357,100             6,146
Varian Semi Equip
Assoc, Inc.*^                                                          211,300            10,299
                                                                                 ---------------
TOTAL                                                                                     22,017
                                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2004

                                                                                           VALUE
INVESTMENTS                                                             SHARES             (000)
------------------------------------------------------------------------------------------------
RESTAURANTS 0.87%
P.F. Chang's China
Bistro, Inc.*^                                                         230,345   $        10,665
                                                                                 ---------------

RETAIL 6.97%
1-800-FLOWERS.COM,
Inc. Class A*                                                          494,400             4,988
AnnTaylor Stores Corp.*^                                               306,740            12,423
Cost Plus, Inc.*^                                                      151,345             6,565
Electronics Boutique
Holdings Corp.*^                                                       208,100             5,246
Fred's, Inc.^                                                          202,700             5,676
GameStop Corp.*^                                                       424,000             7,038
Group 1
Automotive, Inc.*^                                                     225,600             8,293
Hibbett Sporting
Goods, Inc.*^                                                          224,180             6,972
Linens `N Things*^                                                     175,400             5,062
Overstock.com, Inc.*^                                                  302,700             5,751
United Natural
Foods, Inc.*                                                           159,700             6,361
Urban Outfitters, Inc.*^                                               268,680            10,879
                                                                                 ---------------
TOTAL                                                                                     85,254
                                                                                 ---------------

SECURITIES BROKERAGE & SERVICES 0.74%
Investment Technology
Group*^                                                                558,100             9,069
                                                                                 ---------------

SERVICES: COMMERCIAL 10.23%
Administaff, Inc.*^                                                    495,570             8,360
Advisory Board Co.*^                                                   206,370             8,085
Charles River
Accociates, Inc.*^                                                     171,420             5,832
Corporate Executive
Board Co.*                                                             343,643            16,409
Costar Group, Inc.*^                                                   137,410             5,685
Exult, Inc.*^                                                        1,115,600             7,039
G & K Services, Inc.^                                                  127,480             4,940
Gevity HR, Inc.^                                                       261,320             5,901
Heidrick & Struggles
Int'l.*^                                                               301,739   $         6,472
Korn/Ferry Int'l.*^                                                    526,100             6,734
Maximus*                                                               199,060             7,664
Navigant
Consulting Co.*^                                                       449,670             8,152
Resources
Connection, Inc.*^                                                     252,060             8,636
Steiner Leisure Ltd.*(a)                                               307,720             5,234
Tetra Tech, Inc.*                                                      259,400             5,681
West Corp.*^                                                           208,100             5,244
Wireless Facilities, Inc.*^                                            639,100             9,146
                                                                                 ---------------
TOTAL                                                                                    125,214
                                                                                 ---------------

SHOES 1.13%
Kenneth Cole Prod, Inc.^                                               261,290             8,740
Timberland Co.*                                                        102,100             5,087
                                                                                 ---------------
TOTAL                                                                                     13,827
                                                                                 ---------------

STEEL 0.47%
Schnitzer Steel Inds, Inc.^                                            127,300             5,722
                                                                                 ---------------

TELECOMMUNICATIONS
EQUIPMENT 0.38%
SpectraLink Corp.^                                                     258,460             4,665
                                                                                 ---------------

TEXTILES APPAREL MANUFACTURERS 0.57%
Guess, Inc.*^                                                          531,130             7,022
                                                                                 ---------------

TOTAL COMMON STOCKS
(Cost $997,293,885)                                                                    1,177,642
                                                                                 ===============

SHORT-TERM INVESTMENTS 30.89%

COLLATERAL FOR SECURITIES ON
LOAN 26.02%
State Street Navigator
Securities Lending
Prime Portfolio, 1.05%(b)                                              318,500           318,500
                                                                                 ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JANUARY 31, 2004

                                                                     PRINCIPAL
                                                                        AMOUNT             VALUE
INVESTMENTS                                                              (000)             (000)
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT 4.87%
Repurchase Agreement
dated 1/30/2004
0.96% due 2/2/2004
with State Street Bank &
Trust Co. collateralized
by $10,300,000 of
United States Treasury
Bonds at 3.625% due
4/15/2028, and
$44,920,000 of Federal
Home Loan Mortgage Corp.
at 3.25% due 11/15/2004;
value: $60,724,086;
proceeds: $59,528,242                                                $  59,524   $        59,524
                                                                                 ===============
TOTAL SHORT-TERM INVESTMENTS
(Cost $378,023,589)                                                                      378,024
                                                                                 ===============
TOTAL INVESTMENTS
127.11% (Cost $1,375,317,474)                                                    $     1,555,666
                                                                                 ===============

  *  Non-income producing security.
  ^  Security (or a portion of security) on loan. See Note 5.
(a)  Foreign security traded in U.S. dollars.
(b)  Rate shown reflects seven day yield as of January 31, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2004

ASSETS:
   Investment in securities, at value (cost $1,375,317,474)                        $      1,555,665,965
   Cash                                                                                       1,393,473
   Receivables:
     Interest and dividends                                                                      62,823
     Investment securities sold                                                               4,467,217
     Capital shares sold                                                                      1,634,023
   Prepaid expenses and other assets                                                            193,043
-------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                           1,563,416,544
-------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                                                318,500,109
   Payables:
     Investment securities purchased                                                         13,450,987
     Capital shares reacquired                                                                4,635,171
     Management fee                                                                             581,980
     12b-1 distribution fees                                                                    684,974
     Fund administration                                                                         62,751
     Directors' fees                                                                            469,078
     To affiliate                                                                                99,330
   Accrued expenses and other liabilities                                                     1,019,926
-------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                        339,504,306
=======================================================================================================
NET ASSETS                                                                         $      1,223,912,238
=======================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    $      1,197,234,549
Distributions in excess of net investment income                                             (6,947,881)
Accumulated net realized loss on investments                                               (146,722,921)
Net unrealized appreciation on investments                                                  180,348,491
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $      1,223,912,238
=======================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                     $        660,774,506
Class B Shares                                                                     $        152,256,369
Class C Shares                                                                     $         93,119,121
Class P Shares                                                                     $        102,633,364
Class Y Shares                                                                     $        215,128,878

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                               42,897,892
Class B Shares                                                                               10,377,498
Class C Shares                                                                                6,322,450
Class P Shares                                                                                6,708,877
Class Y Shares                                                                               13,656,296

NETASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                     $              15.40
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                                    $              16.34
Class B Shares-Net asset value                                                     $              14.67
Class C Shares-Net asset value                                                     $              14.73
Class P Shares-Net asset value                                                     $              15.30
Class Y Shares-Net asset value                                                     $              15.75
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended January 31, 2004

INVESTMENT INCOME:
Dividends                                                                          $            991,729
Interest                                                                                        176,962
Securities lending-net                                                                          388,534
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                       1,557,225
-------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                                3,186,757
12b-1 distribution plan-Class A                                                               1,205,871
12b-1 distribution plan-Class B                                                                 760,604
12b-1 distribution plan-Class C                                                                 466,519
12b-1 distribution plan-Class P                                                                 226,270
Shareholder servicing                                                                         1,447,226
Professional                                                                                     30,035
Reports to shareholders                                                                          88,984
Fund administration                                                                             244,831
Custody                                                                                          38,799
Directors' fees                                                                                  20,773
Registration                                                                                     45,925
Subsidy (see Note 3)                                                                             62,570
Other                                                                                           216,748
-------------------------------------------------------------------------------------------------------
Gross expenses                                                                                8,041,912
   Expense reductions                                                                            (5,286)
-------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                  8,036,626
-------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                          (6,479,401)
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                                            185,969,056
Net change in unrealized appreciation/depreciation on investments                           (17,386,350)
=======================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                            168,582,706
=======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $        162,103,305
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX MONTHS
                                                                         ENDED JANUARY 31, 2004   FOR THE YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                                   (UNAUDITED)        JULY 31, 2003
OPERATIONS:
Net investment loss                                                      $           (6,479,401)  $      (11,024,280)
Net realized gain (loss) on investments                                             185,969,056         (241,186,626)
Net change in unrealized appreciation/depreciation on investments                   (17,386,350)         452,743,946
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                162,103,305          200,533,040
====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                   138,230,385          189,416,523
Cost of shares reacquired                                                          (214,879,608)        (502,216,123)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                                  (76,649,223)        (312,799,600)
====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                                85,454,082         (112,266,560)
====================================================================================================================
NET ASSETS:
Beginning of period                                                               1,138,458,156        1,250,724,716
--------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $        1,223,912,238   $    1,138,458,156
====================================================================================================================
DISTRIBUTIONS IN EXCESS OF
   NET INVESTMENT INCOME                                                 $           (6,947,881)  $         (468,480)
====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                            SIX MONTHS
                               ENDED              YEAR ENDED 7/31         2/1/2001                    YEAR ENDED 1/31
                             1/31/2004        ----------------------        TO            ---------------------------------------
                            (UNAUDITED)          2003         2002       7/31/2001*          2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD       $     13.44       $   11.11    $   14.76    $     17.10       $     19.55    $     16.25    $   14.27
                            ===========       =========    =========    ===========       ===========    ===========    =========
Investment operations
  Net investment loss(a)           (.07)           (.11)        (.13)          (.07)             (.12)          (.11)        (.07)
  Net realized and
    unrealized gain  (loss)        2.03            2.44        (3.52)         (2.27)            (1.61)          4.10         2.10
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
    Total from  investment
      operations                   1.96            2.33        (3.65)         (2.34)            (1.73)          3.99         2.03
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
Distributions to
  shareholders from net
  realized gain                       -               -            -              -              (.72)          (.69)        (.05)
NET ASSET VALUE, END OF
  PERIOD                    $     15.40       $   13.44    $   11.11    $     14.76       $     17.10    $     19.55    $   16.25
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
Total Return(b)                   14.58%(c)       20.97%      (24.73)%       (13.68)%(c)        (9.37)%        25.33%       14.24%
                            ===========       =========    =========    ===========       ===========    ===========    =========

RATIOS TO AVERAGE NET
  ASSETS
  Expenses, including
    expense reductions              .62%(c)        1.29%        1.24%           .61%(c)          1.11%          1.20%         .98%
  Expenses, excluding
    expense reductions              .62%(c)        1.29%        1.24%           .61%(c)          1.11%          1.20%         .98%
  Net investment loss              (.49)%(c)       (.95)%       (.91)%         (.46)%(c)         (.66)%         (.64)%       (.46)%

                            SIX MONTHS
                               ENDED              YEAR ENDED 7/31         2/1/2001                    YEAR ENDED 1/31
                             1/31/2004        ----------------------         TO           ---------------------------------------
SUPPLEMENTAL DATA:          (UNAUDITED)          2003         2002       7/31/2001*          2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)            $   660,775       $ 609,041    $ 718,944    $ 1,070,737       $ 1,309,513    $ 1,742,136    $ 884,246
  Portfolio turnover rate         54.18%          71.59%       47.37%         22.14%            37.86%         50.13%       30.89%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SIX MONTHS
                               ENDED              YEAR ENDED 7/31         2/1/2001                    YEAR ENDED 1/31
                             1/31/2004        ----------------------        TO            ---------------------------------------
                            (UNAUDITED)          2003         2002       7/31/2001*          2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD       $     12.84       $   10.69    $   14.27    $     16.58       $     19.09    $     15.98    $   14.12
                            ===========       =========    =========    ===========       ===========    ===========    =========
Investment operations
  Net investment loss(a)           (.11)           (.17)        (.20)          (.11)             (.23)          (.21)        (.17)
  Net realized and
    unrealized gain (loss)         1.94            2.32        (3.38)         (2.20)            (1.56)          4.01         2.06
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
    Total from investment
      operations                   1.83            2.15        (3.58)         (2.31)            (1.79)          3.80         1.89
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
Distributions to
  shareholders from net
  realized gain                       -               -            -              -              (.72)          (.69)        (.03)
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
NET ASSET VALUE, END OF
  PERIOD                    $     14.67       $   12.84    $   10.69    $     14.27       $     16.58    $     19.09    $   15.98
                            ===========       =========    =========    ===========       ===========    ===========    =========
Total Return(b)                   14.25%(c)       20.11%      (25.09)%       (13.93)%(c)        (9.92)%        24.55%       13.37%

RATIOS TO AVERAGE NET
  ASSETS
  Expenses, including
    expense reductions              .94%(c)        1.92%        1.85%           .91%(c)          1.75%          1.79%        1.72%
  Expenses, excluding
    expense reductions              .94%(c)        1.92%        1.85%           .91%(c)          1.75%          1.79%        1.72%
  Net investment loss              (.81)%(c)      (1.58)%      (1.50)%         (.76)%(c)        (1.31)%        (1.24)%      (1.19)%

                            SIX MONTHS
                               ENDED              YEAR ENDED 7/31         2/1/2001                    YEAR ENDED 1/31
                             1/31/2004        ----------------------         TO           ---------------------------------------
SUPPLEMENTAL DATA:          (UNAUDITED)          2003         2002       7/31/2001*          2001            2000          1999
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)            $   152,256       $ 141,698    $ 140,608    $   228,279       $   289,393    $   363,168    $ 197,028
  Portfolio turnover rate         54.18%          71.59%       47.37%         22.14%            37.86%         50.13%       30.89%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SIX MONTHS
                               ENDED              YEAR ENDED 7/31         2/1/2001                    YEAR ENDED 1/31
                             1/31/2004        ----------------------         TO           ---------------------------------------
                            (UNAUDITED)          2003         2002       7/31/2001*          2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD       $     12.89       $   10.73    $   14.28    $     16.60       $     19.11    $     16.00    $   14.13
                            ===========       =========    =========    ===========       ===========    ===========    =========
Investment operations
  Net investment loss(a)           (.11)           (.17)        (.16)          (.11)             (.23)          (.21)        (.17)
  Net realized and
    unrealized gain (loss)         1.95            2.33        (3.39)         (2.21)            (1.56)          4.01         2.07
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
    Total from investment
      operations                   1.84            2.16        (3.55)         (2.32)            (1.79)          3.80         1.90
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
Distributions to
  shareholders from net
  realized gain                       -               -            -              -              (.72)          (.69)        (.03)
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
NET ASSET VALUE, END OF
  PERIOD                    $     14.73       $   12.89    $   10.73    $     14.28       $     16.60    $     19.11    $   16.00
                            ===========       =========    =========    ===========       ===========    ===========    =========
Total Return(b)                   14.27%(c)       20.13%      (24.86)%       (13.98)%(c)        (9.86)%        24.45%       13.43%

RATIOS TO AVERAGE NET
  ASSETS
  Expenses, including
    expense reductions              .94%(c)        1.92%        1.57%           .91%(c)          1.75%          1.79%        1.72%
  Expenses, excluding
    expense reductions              .94%(c)        1.92%        1.57%           .91%(c)          1.75%          1.79%        1.72%
  Net investment loss              (.81)%(c)      (1.58)%      (1.22)%         (.76)%(c)        (1.31)%        (1.24)%      (1.20)%

                            SIX MONTHS
                               ENDED              YEAR ENDED 7/31         2/1/2001                    YEAR ENDED 1/31
                             1/31/2004        ----------------------         TO           ---------------------------------------
SUPPLEMENTAL DATA:          (UNAUDITED)          2003         2002       7/31/2001*          2001            2000          1999
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)            $    93,119       $  87,959    $  95,423    $   168,691       $   225,189    $   302,528    $ 131,828
  Portfolio turnover rate         54.18%          71.59%       47.37%         22.14%            37.86%         50.13%       30.89%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SIX MONTHS
                               ENDED              YEAR ENDED 7/31         2/1/2001                    YEAR ENDED 1/31
                             1/31/2004        ----------------------         TO           ---------------------------------------
                            (UNAUDITED)          2003         2002       7/31/2001*          2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD       $     13.35       $   11.05    $   14.67    $     17.00       $     19.46    $     16.19    $   14.26
                            ===========       =========    =========    ===========       ===========    ===========    =========
Investment operations
  Net investment loss(a)           (.08)           (.11)        (.13)          (.07)             (.14)          (.12)        (.10)
  Net realized and
    unrealized gain (loss)         2.03            2.41        (3.49)         (2.26)            (1.60)          4.08         2.08
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
    Total from investment
      operations                   1.95            2.30        (3.62)         (2.33)            (1.74)          3.96         1.98
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
Distributions to
  shareholders from net
  realized gain                       -               -            -              -              (.72)          (.69)        (.05)
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
NET ASSET VALUE, END OF
  PERIOD                    $     15.30       $   13.35    $   11.05    $     14.67       $     17.00    $     19.46    $   16.19
                            ===========       =========    =========    ===========       ===========    ===========    =========
Total Return(b)                   14.61%(c)       20.81%      (24.68)%       (13.71)%(c)        (9.47)%        25.24%       13.89%

RATIOS TO AVERAGE NET
  ASSETS
  Expenses, including
    expense reductions              .67%(c)        1.37%        1.30%           .63%(c)          1.20%         1 .25%        1.17%
  Expenses, excluding
    expense reductions              .67%(c)        1.37%        1.30%           .63%(c)          1.20%          1.25%        1.17%
  Net investment loss              (.54)%(c)      (1.03)%       (.96)%         (.49)%(c)         (.76)%         (.70)%       (.70)%

                            SIX MONTHS
                               ENDED              YEAR ENDED 7/31         2/1/2001                    YEAR ENDED 1/31
                             1/31/2004        ----------------------         TO           ---------------------------------------
SUPPLEMENTAL DATA:          (UNAUDITED)          2003         2002       7/31/2001*          2001            2000          1999
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)            $   102,633       $  89,452    $  82,576    $   121,444       $   155,975    $   155,611    $  55,649
  Portfolio turnover rate         54.18%          71.59%       47.37%         22.14%            37.86%         50.13%       30.89%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SIX MONTHS
                               ENDED              YEAR ENDED 7/31         2/1/2001                   YEAR ENDED 1/31
                             1/31/2004        ----------------------         TO           ---------------------------------------
                            (UNAUDITED)          2003         2002       7/31/2001*          2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD       $     13.72       $   11.30    $   14.94    $     17.28       $     19.70    $     16.30    $   14.27
                            ===========       =========    =========    ===========       ===========    ===========    =========
Investment operations
  Net investment loss(a)           (.05)           (.07)        (.07)          (.04)             (.06)          (.05)        (.03)
  Net realized and
    unrealized gain (loss)         2.08            2.49        (3.57)         (2.30)            (1.64)          4.14         2.11
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
    Total from investment
     operations                    2.03            2.42        (3.64)         (2.34)            (1.70)          4.09         2.08
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
Distributions to
  shareholders from net
  realized gain                       -               -            -              -              (.72)          (.69)        (.05)
                            -----------       ---------    ---------    -----------       -----------    -----------    ---------
NET ASSET VALUE, END OF
  PERIOD                    $     15.75       $   13.72    $   11.30    $     14.94       $     17.28    $     19.70    $   16.30
                            ===========       =========    =========    ===========       ===========    ===========    =========
Total Return(b)                   14.80%(c)        1.42%      (24.36)%       (13.54)%(c)        (9.13)%        25.88%       14.59%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including
    expense reductions              .44%(c)         .92%         .85%           .41%(c)           .75%           .81%         .72%
  Expenses, excluding
    expense reductions              .44%(c)         .92%         .85%           .41%(c)           .75%           .81%         .72%
  Net investment loss              (.31)%(c)       (.58)%       (.51)%         (.26)%(c)         (.31)%         (.26)%       (.22)%

                            SIX MONTHS
                               ENDED              YEAR ENDED 7/31        2/1/2001                    YEAR ENDED 1/31
                             1/31/2004        ----------------------         TO           ---------------------------------------
SUPPLEMENTAL DATA:          (UNAUDITED)          2003         2002       7/31/2001*          2001            2000          1999
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)            $   215,129       $ 210,308    $ 213,173    $   310,416       $   350,224    $   349,238    $  75,452
  Portfolio turnover rate         54.18%          71.59%       47.37%         22.14%            37.86%         50.13%       30.89%
=================================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
 *  The Fund changed its fiscal year-end from January 31 to July 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on July 11, 1973.

The Fund's investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

---------------------------------
First $100 million            .75%
Over $100 million             .50%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A          CLASS B         CLASS C         CLASS P
-------------------------------------------------------------------------------
Service                 .25%             .25%            .25%             .20%
Distribution            .10%(1)          .75%            .75%             .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

Class Y does not have a distribution plan.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Alpha Series of Lord Abbett Securities Trust ("Alpha Series") pursuant to which each Underlying Fund pays a portion of the expenses of Alpha Series in proportion to the average daily value of the Underlying Fund shares owned by Alpha Series.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2004:

DISTRIBUTOR             DEALERS'
COMMISSIONS          CONCESSIONS
--------------------------------
$  41,126             $  231,823

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

As of January 31, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                                    $  1,376,556,178
------------------------------------------------------------
Gross unrealized gain                            214,223,316
Gross unrealized loss                            (35,113,529)
------------------------------------------------------------
   Net unrealized security gain             $    179,109,787
============================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

As of July 31, 2003, the capital loss carryforwards, along with the related expiration dates, are as follows:

       2008             2010            2011            TOTAL
-----------------------------------------------------------------
    $ 8,063,185     $ 66,216,304    $ 108,337,441   $ 182,616,930

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of January 31, 2004, the value of securities loaned is $313,912,850. These loans are collateralized by cash of $318,500,109, which is invested in a restricted money market account, and U.S. Treasury securities with a value of $3,646,083 for a total of $322,146,192. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $166,515 for the six months ended January 31, 2004, which are netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the six months ended January 31, 2004 are as follows:

PURCHASES                  SALES
--------------------------------
$ 634,072,960      $ 737,332,574

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2004.

6.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .09%. At January 31, 2004, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months then ended.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares of the underlying issuer. The Fund had the following transactions with affiliated companies during the six months ended January 31, 2004:

                              BALANCE OF                            BALANCE OF                 REALIZED LOSS
                             SHARES HELD       GROSS       GROSS   SHARES HELD     VALUE AT     PERIOD ENDED
AFFILIATES                  AT 7/31/2003   ADDITIONS       SALES  AT 1/31/2004    1/31/2004        1/31/2004
------------------------------------------------------------------------------------------------------------
eMerge Interactive, Inc.*      2,671,400          -    2,671,400             -          -         (8,337,986)

*  No longer an affiliated company at January 31, 2004.

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Fund performance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

12. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 1 billion shares of $.001 par value capital stock designated as follows: 875 million Class A shares, 40 million Class B shares, 25 million Class C shares, 30 million Class P shares and 30 million Class Y shares.

                                                   SIX MONTHS ENDED
                                                   JANUARY 31, 2004                      YEAR ENDED
                                                        (UNAUDITED)                   JULY 31, 2003
---------------------------------------------------------------------------------------------------
                                            SHARES           AMOUNT         SHARES           AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                              4,753,590   $   70,041,252      9,194,781   $  101,880,668
Shares reacquired                       (7,166,849)    (105,932,173)   (28,566,513)    (321,522,955)
---------------------------------------------------------------------------------------------------
Decrease                                (2,413,259)  $  (35,890,921)   (19,371,732)  $ (219,642,287)
---------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                372,678   $    5,239,973        763,336   $    8,078,391
Shares reacquired                       (1,026,664)     (14,445,944)    (2,889,121)     (30,082,230)
---------------------------------------------------------------------------------------------------
Decrease                                  (653,986)  $   (9,205,971)    (2,125,785)  $  (22,003,839)
---------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                239,224   $    3,403,366        373,719   $    3,958,773
Shares reacquired                         (738,755)     (10,435,504)    (2,447,702)     (25,934,535)
---------------------------------------------------------------------------------------------------
Decrease                                  (499,531)  $   (7,032,138)    (2,073,983)  $  (21,975,762)
---------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                              1,434,299   $   21,059,362      2,270,661   $   25,052,738
Shares reacquired                       (1,423,482)     (21,053,017)    (3,046,175)     (33,298,487)
---------------------------------------------------------------------------------------------------
Increase (decrease)                         10,817   $        6,345       (775,514)  $   (8,245,749)
---------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                              2,545,467   $   38,486,432      4,488,487   $   50,445,953
Shares reacquired                       (4,216,513)     (63,012,970)    (8,024,064)     (91,377,916)
---------------------------------------------------------------------------------------------------
Decrease                                (1,671,046)  $  (24,526,538)    (3,535,577)  $  (40,931,963)
---------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com; and (iii) on the SEC's website at www.sec.gov.

[LORD ABBETT(R) LOGO]


     This report when not used for the general
 information of shareholders of the Fund, is to be
  distributed only if preceded or accompanied by a
              current Fund Prospectus.                    Lord Abbett Developing Growth Fund, Inc.

 Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC                                                                LADG-3-104
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                       (3/04)

ITEM 2: Code of Ethics.
               Not applicable

ITEM 3: Audit Committee Financial Expert.
               Not applicable.

ITEM 4-8: [Reserved]

ITEM 9: Submission of Matters to a Vote of Security Holders.
               Not Applicable.

ITEM 10: Controls and Procedures.

        (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of August 21, 2003, the Chief Executive Officer and Chief Financial Officer of the registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

        (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11: Exhibits.

ITEM 11(a): Not applicable.

ITEM 11(b):
  (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

  (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT DEVLOPING GROWTH
                                      FUND, INC.


                                      /s/ ROBERT S. DOW
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ JOAN A. BINSTOCK
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: March 25, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT DEVLOPING GROWTH
                                      FUND, INC.


                                      /s/ ROBERT S. DOW
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ JOAN A. BINSTOCK
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date:  March 25, 2004